                                 SCHWABFUNDS(R)
                                     [LOGO]

                                     SCHWAB
                                 INTERNATIONAL
                                 INDEX FUND(R)


Semi-Annual Report
April 30, 1997

Dear Shareholder,

[Photo of           With the support of investors like you, SchwabFunds(R)
Charles             continues to be among the largest and fastest-growing mutual
R. Schwab]          fund complexes in the nation. Charles Schwab Investment
                    Management, Inc. (CSIM) manages over $47 billion in assets for more than 2.5 million SchwabFunds shareholders. Today, CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles.

You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

LONG-TERM INVESTMENT STRATEGIES

When it comes to investing, patience is a virtue. Given the recent market volatility, it is important to maintain the discipline to adhere to your asset allocation plan and to ensure you have a diversified investment portfolio. We created the SchwabFunds Family to offer time-tested strategies for long-term investing -- Indexing, Asset Allocation, Quantitative Models and Fund-of-Funds -- and to provide investors with easy, cost-efficient options to help achieve portfolio diversification. Furthermore, the tax-efficient strategy employed by our index funds can help you retain more of what your investments earn.

COMMITMENT TO VALUE

In our ongoing commitment to provide cost-efficient ways for you to invest, we recently reduced the operating expense ratios and introduced a new class of shares -- Select Shares -- for each of our four index funds. Select Shares have among the lowest fund expenses in the industry and offer investors even greater savings through significantly lower expense ratios.

EXPANDING CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at WWW.SCHWAB.COM/FUNDS. There you'll find a wealth of online information on SchwabFunds as well as other resources available at Schwab. You can also access mutual fund performance data, chart daily net asset values, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. Continuing our efforts to provide you with up-to-date, useful information, we have recently added monthly portfolio manager commentaries on selected SchwabFunds to our Web site. In these commentaries, our expert portfolio managers offer insights into market trends and the effects of those trends on fund performance.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs and to provide you with timely information on SchwabFunds.


                                  /s/ Charles R. Schwab
                                  ---------------------
                                      Charles R. Schwab

                                                KEEP YOUR
                                                MONEY WORKING
                                                HARDER!
                                                ----------------------------
                                                USE THIS ENVELOPE TO EASILY
                                                ADD TO YOUR SCHWAB FUNDS.
CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWABFUNDS(R) INVESTMENT.

Now, you can add to your account by using this convenient Schwab investment envelope. It's a simple, easy way to increase your investment. You can also have money transferred to your fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

THE AUTOMATIC INVESTMENT PLAN DOES NOT INSURE PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS.

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE

SCHWABFUNDS(R)
INVESTMENT COUPON
--------------------------------------------------------------------------------
Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

________________________________________________________________________________
NAME

$_______________________________________________________________________________
AMOUNT OF INVESTMENT

________________________________________________________________________________
SIGNATURE

[ ] Check here if you would like more investment coupons for future use.

[ ] Check here if you would like more information on Schwab's Automatic
    Investment Plan (AIP).


                             __________-__________
                             SCHWAB ACCOUNT NUMBER

Please indicate to which SchwabFund your investment should go:

[ ] Schwab S&P 500 Fund
[ ] Schwab Small-Cap Index Fund(R)
[ ] Schwab International Index Fund(R)
[ ] Schwab Analytics Fund(TM)
[ ] Schwab OneSource Portfolios - International
[ ] Schwab OneSource Portfolios - Growth Allocation
[ ] Schwab OneSource Portfolios - Balanced Allocation
[ ] Schwab Asset Director(R) - High Growth Fund
[ ] Schwab Asset Director(R) - Balanced Growth Fund
[ ] Schwab Asset Director(R) - Conservative Growth Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP ACCOUNT YOU'VE DESIGNATED.

*This envelope may not be used for initial investments. Subsequent investment minimum is $100.

(C) 1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE Printed on recycled paper. TF4794C(5/97) CRS 20061

(LIFT HERE FOR MORE INFORMATION)

CHARLES SCHWAB

JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWABFUNDS(R) ACCOUNT:

1. Fill out the Schwab investment coupon completely, including your name, account number, amount of your check and signature. Please use one coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your SchwabFunds investment envelope in the mail today - and start putting your money to work. If you have any questions, don't hesitate to call 1-800-2 NO-LOAD.


This envelope is intended for shareholders who have already received a current SchwabFunds prospectus.

ATTN: Dept. AIP333-4                                       NO POSTAGE
                                                          NECESSARY IF
                                                         MAILED IN THE
               BUSINESS REPLY MAIL                       UNITED STATES
FIRST-CLASS MAIL   PERMIT NO. 18125    SAN FRANCISCO, CA
       POSTAGE WILL BE PAID BY ADDRESSEE

        CHARLES SCHWAB & CO INC
        PO BOX 7778
        SAN FRANCISCO  CA 94120-9419

                           TABLE OF CONTENTS
     A WORD FROM SCHWABFUNDS(R) ................................       2
     FUND PERFORMANCE ..........................................       3
     TAX-SMART INVESTMENT STRATEGY .............................       4
     FUND HOLDINGS .............................................       5
     THE PORTFOLIO MANAGEMENT TEAM .............................       7
     MARKET OVERVIEW ...........................................       8
     QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ................      14
     FINANCIAL STATEMENTS AND NOTES ............................      19

A WORD FROM SCHWABFUNDS(R)

We are pleased to report on the performance of the Schwab International Index Fund(R) (the Fund) for the six-month period ended April 30, 1997. During the period, the Fund achieved its primary objective of tracking the price and dividend performance of the Schwab International Index(R) (the Index). It also succeeded in maintaining the tax efficiencies and low costs designed to help maximize long-term performance results as explained on the following pages.

NEW LOWER EXPENSE RATIOS

In their tradition of providing low-cost investing, Schwab and Charles Schwab Investment Management, Inc. (CSIM) lowered the operating expense ratio (OER) for the Fund from 0.69% to 0.58% (effective February 28, 1997). In addition to lowering the Fund's OER, Schwab and CSIM have created a new class of shares for the Fund, Select Shares, with an even lower OER.


                        SCHWAB INTERNATIONAL INDEX FUND
                  GROWTH IN NET ASSETS AND NUMBER OF ACCOUNTS

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------
                TOTAL ASSETS            TOTAL # OF ACCOUNTS
--------------------------------------------------------------------------------
Sep-93          $ 95,552,841                  16,797
Oct-93          $106,085,381                  17,611
Nov-93          $101,303,954                  18,059
Dec-93          $112,844,304                  18,940
Jan-94          $123,270,658                  19,955
Feb-94          $125,079,990                  19,763
Mar-94          $120,531,855                  19,880
Apr-94          $123,635,860                  19,854
May-94          $124,443,798                  19,988
Jun-94          $125,369,671                  20,113
Jul-94          $129,558,872                  20,307
Aug-94          $135,579,362                  21,304
Sep-94          $132,774,107                  20,747
Oct-94          $142,355,062                  21,680
Nov-94          $137,713,287                  21,972
Dec-94          $138,099,459                  21,944
Jan-95          $133,088,705                  21,888
Feb-95          $134,445,191                  21,805
Mar-95          $143,514,912                  21,763
Apr-95          $154,062,498                  22,244
May-95          $160,198,618                  22,832
Jun-95          $161,420,288                  23,174
Jul-95          $174,669,999                  23,775
Aug-95          $172,981,666                  24,182
Sep-95          $179,408,413                  24,422
Oct-95          $179,611,854                  24,599
Nov-95          $186,260,214                  24,767
Dec-95          $195,889,123                  25,138
Jan-96          $208,604,044                  26,321
Feb-96          $216,433,443                  27,075
Mar-96          $225,800,585                  27,784
Apr-96          $236,184,000                  28,495
May-96          $237,643,000                  28,853
Jun-96          $241,982,000                  29,098
Jul-96          $240,603,000                  29,188
Aug-96          $240,603,000                  29,186
Sep-96          $246,328,000                  29,190
Oct-96          $246,777,000                  29,190
Nov-96          $259,864,837                  29,118
Dec-96          $259,641,721                  29,195
Jan-97          $251,115,733                  29,255
Feb-97          $254,507,152                  29,156
Mar-97          $298,574,125                  29,064
Apr-97          $300,813,199                  29,070
--------------------------------------------------------------------------------

Select Shares, which became available on May 19, 1997, were created to give investors a more cost-effective way to invest. This new class of shares offers a significantly lower expense ratio and requires a minimum initial deposit of $50,000. With an OER of only 0.47%, the expense ratio for the International Index Fund -- Select Shares is among the lowest for international funds. 1 All the OERs for the Fund are guaranteed through at least February 29, 2000.

FUND PERFORMANCE

The table below compares total returns for various periods ended April 30, 1997 for the Schwab International Index Fund(R), the Schwab International Index(R) and the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE).

                                  TOTAL RETURNS
===============================================================================
                                        Cumulative Since      Average Annual
                                         Fund Inception    Since Fund Inception
                 Six-Month   One-Year       (9/9/93)             (9/9/93)
-------------------------------------------------------------------------------
Schwab
International
Index Fund         3.61%      3.95%          30.25%               7.52%
-------------------------------------------------------------------------------
Schwab
International
Index              3.74%      4.04%          33.44%               8.24%
-------------------------------------------------------------------------------
MSCI EAFE          1.57%     -0.89%          23.69%               6.01%
-------------------------------------------------------------------------------


As of March 31, 1997, the six-month, one-year, cumulative since fund inception, and average annual since fund inception total returns for the Schwab International Index Fund were 2.70%, 5.72%, 29.32%, and 7.49%, respectively.

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.58% through at least 2/29/2000. Without fee waivers and guarantees, for the period ended 4/30/97, the Fund's six-month, one-year, cumulative since fund inception, and average annual since fund inception total returns would have been 3.36%, 3.46%, 28.03%, and 7.01%, respectively. For the period ended 3/31/97, the Fund's six-month, one-year, cumulative since fund inception, and average annual since fund inception total returns would have been 2.45%, 5.23%, 27.38%, and 7.03%, respectively. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly.


1 Source: Morningstar, Inc. Based on the average OER of 1.72% for 437 international funds as of 4/30/97.

TAX-SMART INVESTMENT STRATEGY

The Schwab International Index Fund(R) seeks to maximize its after-tax performance for investors by keeping capital gain distributions to a minimum. This strategy is designed to help you keep more of what your money earns. The following chart illustrates the effects of this strategy.

                   ONE-YEAR TOTAL RETURN AS OF APRIL 30, 1997
=======================================================================
                             Before-Tax      After-Tax  % Lost to Taxes
-----------------------------------------------------------------------
Schwab International
Index Fund                      3.95%          3.38%         0.57%
-----------------------------------------------------------------------
Average International
Fund                            5.53%          4.28%         1.25%
-----------------------------------------------------------------------

Source for average international fund is Morningstar, Inc. for 437 international funds as of 4/30/97. After-tax returns assume the maximum Federal tax rate of 39.6% on dividends and 28% on capital gain distributions. Tax rates vary and may be higher or lower than those shown. TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.58% through at least 2/29/2000. Without this fee waiver and guarantee, the Fund's total return would have been lower.

FUND HOLDINGS

The Fund's portfolio is diversified across 15 countries, representing approximately 350 of the world's largest publicly traded companies and a broad range of sectors and industries. Following is a list of the Fund's ten largest holdings as well as a chart showing the percentage of the portfolio invested in each country. Both are as of April 30, 1997 and are not necessarily indicative of the Fund's future holdings. A complete listing of the Fund's portfolio holdings, also as of April 30, 1997, can be found in the Statement of Net Assets section of this report. Unlike the Statement of Net Assets, information is shown here as a percentage of the Fund's investments, not as a percentage of the Fund's net assets.


FUND'S TOP TEN HOLDINGS AS A
PERCENTAGE OF FUND INVESTMENTS
=====================================================================

   INVESTMENT                           COUNTRY                   %
---------------------------------------------------------------------
   Royal Dutch Petroleum Co.            Netherlands             2.12
---------------------------------------------------------------------
   Novartis AG                          Switzerland             1.90
---------------------------------------------------------------------
   Nippon Telegraph & Telephone Corp.   Japan                   1.78
---------------------------------------------------------------------
   Toyota Motor Corp.                   Japan                   1.73
---------------------------------------------------------------------
   Glaxo Wellcome PLC                   United Kingdom          1.59
---------------------------------------------------------------------
   British Petroleum Co.                United Kingdom          1.50
---------------------------------------------------------------------
   Roche Group Holdings AG              Switzerland             1.40
---------------------------------------------------------------------
   Shell Transport & Trading Co.        United Kingdom          1.34
---------------------------------------------------------------------
   Lloyds TSB Group PLC                 United Kingdom          1.19
---------------------------------------------------------------------
   Nestle, SA                           Switzerland             1.12
=====================================================================
   TOTAL                                                       15.67%

               SCHWAB INTERNATIONAL INDEX FUND(R) EQUITY HOLDINGS
                              AS OF APRIL 30, 1997

Canada              3.52%
Belgium             0.97%
Netherlands         6.80%
Germany             9.36%
Denmark             0.61%
Sweden              2.00%
Japan              25.71%
United Kingdom     23.30%
Spain               2.36%
France              7.29%
Switzerland         7.71%
Italy               2.34%
Singapore           1.60%
Australia           2.34%
Hong Kong           4.09%

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD -- Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was the Vice President and Portfolio Manager at Federated Investors.

GERI HOM -- Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Fund's portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and was promoted to her current position in December 1996. She currently manages approximately $4 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

The following market overview and answers to questions are provided by the Portfolio Management Team.

MARKET OVERVIEW


                              REAL GDP GROWTH RATE

                                  [BAR CHART]

REAL GROSS DOMESTIC PRODUCT
CHAIN WEIGHTED
PERCENT CHANGE FROM PRECEEDING QUARTER, SEASONALLY ADJUSTED AT ANNUAL RATES
SOURCE: BLOOMBERG

                                               Real GDP
                                Q1 1990          4.1%
                                Q2 1990          1.3%
                                Q3 1990         -1.9%
                                Q4 1990         -4.1%
                                Q1 1991         -2.2%
                                Q2 1991          1.7%
                                Q3 1991          1.0%
                                Q4 1991          1.0%
                                Q1 1992          4.7%
                                Q2 1992          2.5%
                                Q3 1992          3.0%
                                Q4 1992          4.3%
                                Q1 1993         -0.1%
                                Q2 1993          1.9%
                                13 1993          2.3%
                                Q4 1993          4.8%
                                Q1 1994          2.5%
                                Q2 1994          4.9%
                                Q3 1994          3.5%
                                Q4 1994          3.0%
                                Q1 1995          0.4%
                                Q2 1995          0.7%
                                Q3 1995          3.8%
                                Q4 1995          0.3%
                                Q1 1996          2.0%
                                Q2 1996          4.7%
                                Q3 1996          2.1%
                                Q4 1996          3.8%
                                Q1 1997          5.8%

- The economy continued to expand at a healthy rate during the reporting period. The GDP growth rate was 3.2% for the 1996 calendar year and a very strong 5.8% for the first quarter of 1997 -- the highest level since the fourth quarter of 1987.

- These strong growth rates resulted in a focus on the apparent strength of the economy, its potential impact on future inflation, and the potential for more restrictive Federal Reserve policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six-year expansion which began in 1991.

                             U.S. UNEMPLOYMENT RATE

                                  [LINE GRAPH]

                              US UNEMPLOYMENT RATE
                                SOURCE: BLOOMBERG


                                             UNEMPLOYMENT RATE
                              Jan-90          5.3%
                              Feb-90          5.3%
                              Mar-90          5.2%
                              Apr-90          5.4%
                              May-90          5.3%
                              Jun-90          5.1%
                              Jul-90          5.4%
                              Aug-90          5.6%
                              Sep-90          5.7%
                              Oct-90          5.8%
                              Nov-90          6.0%
                              Dec-90          6.2%
                              Jan-91          6.3%
                              Feb-91          6.5%
                              Mar-91          6.8%
                              Apr-91          6.6%
                              May-91          6.8%
                              Jun-91          6.8%
                              Jul-91          6.7%
                              Aug-91          6.8%
                              Sep-91          6.8%
                              Oct-91          6.9%
                              Nov-91          6.9%
                              Dec-91          7.1%
                              Jan-92          7.1%
                              Feb-92          7.3%
                              Mar-92          7.3%
                              Apr-92          7.3%
                              May-92          7.4%
                              Jun-92          7.7%
                              Jul-92          7.6%
                              Aug-92          7.6%
                              Sep-92          7.5%
                              Oct-92          7.4%
                              Nov-92          7.3%
                              Dec-92          7.3%
                              Jan-93          7.1%
                              Feb-93          7.0%
                              Mar-93          7.0%
                              Apr-93          7.0%
                              May-93          6.9%
                              Jun-93          6.9%
                              Jul-93          6.8%
                              Aug-93          6.7%
                              Sep-93          6.7%
                              Oct-93          6.7%
                              Nov-93          6.5%
                              Dec-93          6.4%
                              Jan-94          6.7%
                              Feb-94          6.6%
                              Mar-94          6.5%
                              Apr-94          6.4%
                              May-94          6.0%
                              Jun-94          6.0%
                              Jul-94          6.1%
                              Aug-94          6.1%
                              Sep-94          5.9%
                              Oct-94          5.6%
                              Nov-94          5.6%
                              Dec-94          5.4%
                              Jan-95          5.6%
                              Feb-95          5.4%
                              Mar-95          5.8%
                              Apr-95          5.7%
                              May-95          5.7%
                              Jun-95          5.6%
                              Jul-95          5.7%
                              Aug-95          5.3%
                              Sep-95          5.6%
                              Oct-95          5.5%
                              Nov-95          5.6%
                              Dec-95          5.6%
                              Jan-96          5.8%
                              Feb-96          5.5%
                              Mar-96          5.6%
                              Apr-96          5.4%
                              May-96          5.6%
                              Jun-96          5.3%
                              Jul-96          5.4%
                              Aug-96          5.1%
                              Sep-96          5.2%
                              Oct-96          5.2%
                              Nov-96          5.3%
                              Dec-96          5.3%
                              Jan-97          5.4%
                              Feb-97          5.3%
                              Mar-97          5.2%
                              Apr-97          4.9%

- The unemployment rate during 1996 remained near its lows for the decade, and declined further to 4.9% in April 1997, the lowest rate since December 1973. Many economists have questioned how long such low levels of unemployment can continue without generating inflationary pressures on wages and, ultimately, prices.

                             MEASURES OF INFLATION

                                  [BAR CHART]


CONSUMER PRICE INDEX - ALL ITEMS YOY % CHANGE
EMPLOYMENT COST INDEX SA (INCLUDES BOTH WAGES AND SALARIES AND BENEFITS
  COMPONENTS) - YOY % CHANGE
SOURCE: BLOOMBERG L.P.
RED = DATA INPUTS

                             DATA FOR GRAPH

--------------------------------------------------------------------------------
                   Monthly              Quarterly
                Consumer Price       Employment Cost
                Index - YOY %         Index - YOY %
                    Change                Change
--------------------------------------------------------------------------------
Jan-90              5.2%                  5.3%
Feb-90              5.3%                  5.3%
Mar-90              5.2%                  5.3%
Apr-90              4.7%                  5.4%
May-90              4.4%                  5.4%
Jun-90              4.7%                  5.4%
Jul-90              4.8%                  5.1%
Aug-90              5.6%                  5.1%
Sep-90              6.2%                  5.1%
Oct-90              6.3%                  4.8%
Nov-90              6.3%                  4.8%
Dec-90              6.1%                  4.8%
Jan-91              5.7%                  4.6%
Feb-91              5.3%                  4.6%
Mar-91              4.9%                  4.6%
Apr-91              4.9%                  4.5%
May-91              5.0%                  4.5%
Jun-91              4.7%                  4.5%
Jul-91              4.4%                  4.3%
Aug-91              3.8%                  4.3%
Sep-91              3.4%                  4.3%
Oct-91              2.9%                  4.2%
Nov-91              3.0%                  4.2%
Dec-91              3.1%                  4.2%
Jan-92              2.6%                  4.1%
Feb-92              2.8%                  4.1%
Mar-92              3.2%                  4.1%
Apr-92              3.2%                  3.5%
May-92              3.0%                  3.5%
Jun-92              3.1%                  3.5%
Jul-92              3.2%                  3.4%
Aug-92              3.1%                  3.4%
Sep-92              3.0%                  3.4%
Oct-92              3.2%                  3.5%
Nov-92              3.0%                  3.5%
Dec-92              2.9%                  3.5%
Jan-93              3.3%                  3.4%
Feb-93              3.2%                  3.4%
Mar-93              3.1%                  3.4%
Apr-93              3.2%                  3.6%
May-93              3.2%                  3.6%
Jun-93              3.0%                  3.6%
Jul-93              2.8%                  3.6%
Aug-93              2.8%                  3.6%
Sep-93              2.7%                  3.6%
Oct-93              2.8%                  3.4%
Nov-93              2.7%                  3.4%
Dec-93              2.7%                  3.4%
Jan-94              2.5%                  3.2%
Feb-94              2.5%                  3.2%
Mar-94              2.5%                  3.2%
Apr-94              2.4%                  3.1%
May-94              2.3%                  3.1%
Jun-94              2.5%                  3.1%
Jul-94              2.8%                  3.1%
Aug-94              2.9%                  3.1%
Sep-94              3.0%                  3.1%
Oct-94              2.6%                  3.0%
Nov-94              2.7%                  3.0%
Dec-94              2.7%                  3.0%
Jan-95              2.8%                  3.0%
Feb-95              2.9%                  3.0%
Mar-95              2.9%                  3.0%
Apr-95              3.1%                  3.0%
May-95              3.2%                  3.0%
Jun-95              3.0%                  3.0%
Jul-95              2.8%                  2.8%
Aug-95              2.6%                  2.8%
Sep-95              2.5%                  2.8%
Oct-95              2.8%                  2.8%
Nov-95              2.6%                  2.8%
Dec-95              2.5%                  2.8%
Jan-96              2.7%                  2.9%
Feb-96              2.7%                  2.9%
Mar-96              2.8%                  2.9%
Apr-96              2.9%                  2.9%
May-96              2.9%                  2.9%
Jun-96              2.8%                  2.9%
Jul-96              3.0%                  2.9%
Aug-96              2.9%                  2.9%
Sep-96              3.0%                  2.9%
Oct-96              3.0%                  3.0%
Nov-96              3.3%                  3.0%
Dec-96              3.3%                  3.0%
Jan-97              3.0%                  2.8%
Feb-97              3.0%                  2.8%
Mar-97              2.8%                  2.8%
Apr-97              2.5%
--------------------------------------------------------------------------------


- Both the Employment Cost Index and Consumer Price Index (CPI) remained in check throughout 1996 as well as the first quarter of 1997, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose just 2.6%, the lowest rate since 1965.

- The Federal Reserve has indicated its belief that the economy remains at risk to inflation and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Fed Funds Rate by 0.25% to 5.50%.

                 TOTAL RETURN OF A HYPOTHETICAL DOLLAR INVESTED
                          IN FOUR BROAD MARKET INDICES

                                  [LINE GRAPH]

                                  PLOT POINTS

                           Growth of a $ Investment
                           ------------------------
                                                        Lehman
                                                          MF
                        Schwab          Schwab          General
                       Small Cap    International       US Govt.
            S&P 500     Index           Index            Index
            -------    ---------    -------------       --------
            $1.000      $1.000          $1.000           $1.000
Nov-96      $1.076      $1.040          $1.046           $1.017
Dec-96      $1.054      $1.059          $1.037           $1.007
Jan-97      $1.120      $1.084          $1.003           $1.008
Feb-97      $1.129      $1.058          $1.019           $1.010
Mar-97      $1.083      $1.006          $1.026           $0.999
Apr-97      $1.147      $1.009          $1.037           $1.013

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Total return assumes reinvestment of all dividend and capital gain distributions, if any. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly.

- Large-cap domestic stocks, as represented by the S&P 500 Index, were clearly the strongest performing asset class -- achieving a 14.71% return during the six-month reporting period.

- Although positive, domestic small cap stocks (as represented by the Schwab Small-Cap Index) and international stocks (as represented by the Schwab International Index) both lagged the S&P 500 Index significantly, with six-month returns of 0.92% and 3.74%, respectively.

- The six-month total return for U.S. Government bonds (as represented by the Lehman Brothers General U.S. Government Index) was 1.32%.

                          S&P 500 Price/Earnings Ratio

                                  [LINE GRAPH]

S&P 500 P/E Ratio
Source Bloomberg

S&P 500 PRICE EARNINGS RATIO
Jan-90                  14.37
Feb-90                  14.21
Mar-90                  14.77
Apr-90                  14.82
May-90                  15.84
Jun-90                  16.66
Jul-90                  16.65
Aug-90                  15.57
Sep-90                   14.9
Oct-90                  14.36
Nov-90                  14.59
Dec-90                  15.19
Jan-91                  14.95
Feb-91                  16.82
Mar-91                  17.48
Apr-91                  17.85
May-91                  17.92
Jun-91                  17.96
Jul-91                  18.07
Aug-91                  19.72
Sep-91                  19.88
Oct-91                  19.92
Nov-91                  21.02
Dec-91                  21.85
Jan-92                  23.35
Feb-92                  23.83
Mar-92                  25.45
Apr-92                  25.51
May-92                  25.71
Jun-92                  25.08
Jul-92                  25.61
Aug-92                   25.5
Sep-92                  24.37
Oct-92                  23.94
Nov-92                  24.08
Dec-92                  24.01
Jan-93                   24.2
Feb-93                  24.25
Mar-93                  24.22
Apr-93                   23.2
May-93                  23.21
Jun-93                  22.58
Jul-93                  22.52
Aug-93                  23.02
Sep-93                  23.74
Oct-93                  23.97
Nov-93                  22.55
Dec-93                  23.55
Jan-94                  22.98
Feb-94                  21.17
Mar-94                  20.34
Apr-94                   20.1
May-94                  20.16
Jun-94                  19.76
Jul-94                  18.64
Aug-94                   18.9
Sep-94                  18.26
Oct-94                  17.55
Nov-94                  16.58
Dec-94                  16.98
Jan-95                  16.23
Feb-95                   16.2
Mar-95                   16.5
Apr-95                  16.02
May-95                  16.43
Jun-95                  16.82
Jul-95                  16.55
Aug-95                  16.18
Sep-95                  16.86
Oct-95                  16.18
Nov-95                  17.14
Dec-95                  17.41
Jan-96                  18.11
Feb-96                  18.56
Mar-96                  18.94
Apr-96                  19.16
May-96                  19.48
Jun-96                   19.3
Jul-96                  18.31
Aug-96                  18.62
Sep-96                  19.75
Oct-96                   19.6
Nov-96                  21.05
Dec-96                   20.7
Jan-97                  20.55
Feb-97                  20.98
Mar-97                  19.87
Apr-97                  20.24


The price/earnings ratio, also known as a multiple, is the price of a stock divided by its earnings per share and generally indicates how much investors are willing to pay for a company's earning potential.

- The price/earnings ratio for the S&P 500 Index was 20 at the close of the reporting period, well above its 30-year mean of 15, but below its 1991 and 1987 highs of 26 and 22, respectively.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation reached historical highs during the reporting period.

                            EAFE COUNTRY US$ RETURN
                    (FOR THE SIX-MONTH PERIOD ENDED 4/30/97)

                                  [BAR CHART]

EAFE Country Returns for 6 mos ended 4/30/97     6 Month US$ Return Ended 4/30/97
--------------------------------------------     --------------------------------
Australia               3.53%                      Spain                  23.39%
Austria                -3.65%                      Finland                18.15%
Belgium                 8.75%                      Netherlands            12.64%
Denmark                10.42%                      Norway                 11.35%
Finland                18.15%                      Germany                11.23%
France                  7.35%                      Switzerland            11.19%
Germany                11.23%                      Denmark                10.42%
Hong Kong              -1.75%                      United Kingdom         10.39%
Ireland                 0.07%                      Italy                  10.25%
Italy                  10.25%                      Belgium                 8.75%
Japan                 -13.58%                      France                  7.35%
Malaysia               -6.91%                      Australia               3.53%
Netherlands            12.64%                      Ireland                 0.07%
New Zealand            -6.47%                      Hong Kong              -1.75%
Norway                 11.35%                      Austria                -3.65%
Singapore              -7.26%                      New Zealand            -6.47%
Spain                  23.39%                      Malaysia               -6.91%
Switzerland            11.19%                      Singapore              -7.26%
United Kingdom         10.39%                      Japan                 -13.58%


- Returns for the reporting period were generally strong for European countries, with the highest returns in Spain, Finland and the Netherlands. Asian country returns were generally negative for the period, with the weakest returns in Japan, Singapore and Malaysia.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. HOW DID INTERNATIONAL EQUITIES PERFORM DURING THE REPORTING PERIOD? WHAT IMPACT DID FLUCTUATIONS IN CURRENCY EXCHANGE RATES HAVE ON THE PERFORMANCE OF INTERNATIONAL EQUITIES?

A. As shown in the Market Overview section, international stock returns were dwarfed by the returns of large-cap domestic stocks during the reporting period. When expressed in local currency terms, international equity returns were quite strong, especially for European countries. Despite the strong market movement during the period, gains in the value of the U.S. dollar relative to local currencies diminished returns of U.S. dollar-denominated investments. The chart below illustrates the impact of fluctuations in exchange rates on the Schwab International Index(R) during the reporting period.

                    SCHWAB INTERNATIONAL INDEX TOTAL RETURN
                  EXPRESSED IN U.S. DOLLARS AND LOCAL CURRENCY

                                  [LINE GRAPH]

                                                                Returns
                                                  ---------------------------------
Date       U.S. Dollars       Local Currency      U.S. Dollars       Local Currency
----       ------------       --------------      ------------       --------------
Oct-96       10,000             10,000
Nov-96       10,464             10,463                4.64%              4.63%
Dec-96       10,372             10,429               -0.88%             -0.33%
Jan-97       10,027             10,602               -3.32%              1.66%
Feb-97       10,195             10,854                1.67%              2.38%
Mar-97       10,263             10,935                0.67%              0.74%
Apr-97       10.374             11,308                1.08%              3.41%

The graph above compares a hypothetical $10,000 investment in the Schwab International Index, valued in U.S. dollars, to the same investment valued in local currency. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. Indices are unmanaged, and unlike funds, do not reflect advisory and other fees associated with investments in funds. Investors cannot invest in an index directly.

The upper line, with an ending value of $11,308, represents the value of a hypothetical $10,000 investment in the Index at the end of the reporting period expressed in local currency, while the lower line, with an ending value of $10,374, represents that value converted to U.S. dollars. 2 As detailed in the Market Overview section, individual country returns were mixed, with European countries posting the strongest returns for the period and Asian countries the weakest.

Q. HOW DID THE PERFORMANCE OF THE SCHWAB INTERNATIONAL INDEX(R), THE SCHWAB INTERNATIONAL INDEX FUND(R) (THE FUND), AND THE MSCI EAFE COMPARE DURING THE SIX-MONTH REPORTING PERIOD?

A. The 3.74% total return for the Schwab International Index exceeded the 1.57% total return of the MSCI EAFE. Returns of both indices were below the long-term averages for international equity returns and, as previously noted, were negatively impacted by the strength of the U.S. dollar.

The chart on the following page illustrates the cumulative total return since the Fund's inception on September 9, 1993 for the Schwab International Index, the Fund, and the MSCI EAFE. Both the Schwab International Index and the Fund continue to outperform the MSCI EAFE on an inception to date basis. The average annual total return since inception for the Schwab International Index is 8.24%, versus 6.01% for the MSCI EAFE. It is important to note that investors cannot invest in either index directly.



2 Past performance is no guarantee of future results. Indices are unmanaged and investors cannot invest directly in an index.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
           $10,000 INVESTMENT IN SCHWAB INTERNATIONAL INDEX FUND(R),
                  SCHWAB INTERNATIONAL INDEX(R), AND MSCI EAFE

                                  [LINE GRAPH]

               SEMI-ANNUAL REPORT / 4/30/97
              SCHWAB INTERNATIONAL INDEX FUND
                 GRAPH AREA (PLOT POINTS)
                VALUE OF $10,000 INVESTMENT

                                                 Schwab International Index Fund
                                                   Average Annual Total Returns
                                                      Through April 30, 1997
                                                   ----------------------------
                                                   One Year     Since Inception
                                                    3.95%           7.52%



 Date            Fund            Index           EAFE
 ----            ----            -----           ----
9/9/93          $10,000         $10,000         $10,000
9/30/93         $ 9,770          $9,786         $ 9,749
10/31/93        $10,150         $10,167         $10,049
11/30/93        $ 9,420         $ 9,454         $ 9,171
12/31/93        $10,096         $10,137         $ 9,833
1/31/94         $10,769         $10,823         $10,664
2/28/94         $10,558         $10,623         $10,634
3/31/94         $10,156         $10,172         $10,176
4/30/94         $10,458         $10,544         $10,607
5/31/94         $10,407         $10,448         $10,547
6/30/94         $10,488         $10,508         $10,695
7/31/94         $10,649         $10,692         $10,798
8/31/94         $10,941         $10,999         $11,054
9/30/94         $10,559         $10,621         $10,706
10/31/94        $10,950         $11,026         $11,062
11/30/94        $10,428         $10,478         $10,530
12/31/94        $10,484         $10,564         $10,597
1/31/95         $10,108         $10,254         $10,190
2/28/95         $10,189         $10,282         $10,160
3/31/95         $10,759         $10,964         $10,794
4/30/95         $11,145         $11,346         $11,200
5/31/95         $11,176         $11,303         $11,067
6/30/95         $11,064         $11,168         $10,873
7/31/95         $11,623         $11,826         $11,551
8/31/95         $11,237         $11,384         $11,1?1
9/30/95         $11,470         $11,661         $11,327
10/31/95        $11,318         $11,461         $11,023
11/30/95        $11,562         $11,782         $11,329
12/31/95        $11,975         $12,238         $11,786
1/31/96         $12,006         $12,277         $11,834
2/29/96         $12,026         $12,300         $11,874
3/31/96         $12,232         $12,529         $12,126
4/30/96         $12,530         $12,826         $12,479
5/31/96         $12,396         $12,674         $12,249
6/30/96         $12,489         $12,761         $12,318
7/31/96         $12,139         $12,430         $11,958
8/31/96         $12,253         $12,538         $11,985
9/30/96         $12,592         $12,907         $12,303
10/31/96        $12,571         $12,863         $12,178
11/30/96        $13,136         $13,460         $12,663
12/31/96        $13,067         $13,341         $12,499
1/31/97         $12,640         $12,898         $12,062
2/28/97         $12,827         $13,114         $12,260
3/31/97         $12,932         $13,202         $12,304
4/30/97         $13,025         $13,344         $12,369



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The performance graph compares a hypothetical $10,000 investment in the Schwab International Index Fund, since inception, with a hypothetical investment in the Schwab International Index, and the MSCI EAFE. Total return assumes reinvestment of all dividend and capital gain distributions, if any. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly. The Investment Manager and Schwab waived a portion of their fees during the period, and have guaranteed that maximum total operating expenses will not exceed 0.58% through at least 2/29/2000. Without fee waivers and guarantees, the Fund's total returns would have been lower.

Q. WHAT ACCOUNTS FOR THE DIFFERENCE BETWEEN THE PERFORMANCE OF THE SCHWAB INTERNATIONAL INDEX FUND(R) (THE FUND) AND THE SCHWAB INTERNATIONAL INDEX(R) (THE INDEX)?

A. Unlike the Fund, the Index does not incur management and other Fund operating expenses which reduce returns to the shareholders. Additionally, the Fund, unlike the Index, holds a small portion of its assets in cash to meet shareholder redemptions and to pay Fund expenses. This cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the precise weighting of any particular security in the Fund can be greater or less than in the Index.

Another factor accounting for the difference in performance is the Fund's goal of minimizing capital gain distributions. In order to minimize capital gain distributions, the Fund may avoid selling certain stocks that are no longer in the Index. Depending on the performance of these non-Index stocks, this practice may have a positive or negative impact on the Fund's performance. Lastly, unlike the Index, the Fund incurs trading costs when it buys or sells stocks. Recently, the frequency of the rebalancing of the Index was changed from semi-annually to annually. As a result of this procedural change, it is anticipated that the Fund's trading costs may decrease and shareholder returns may be enhanced.

Taken together, these factors cause the difference in the return of the Fund compared to the Index, a difference referred to as the Fund's "tracking error." The tracking error for the Fund during the reporting period was 0.13%, and the average annual tracking error since 9/9/93, the Fund's inception, was 0.72%. Given the Fund's current operating expense ratio of 0.58%, and the components of the tracking error as discussed above, we are satisfied with this level of tracking error.

Q. ARE INDEX FUNDS LESS RISKY THAN ACTIVELY MANAGED FUNDS? HOW DO INDEX FUNDS BEHAVE IN A BEAR MARKET?

A. While broad-based index funds like the Schwab International Index Fund(R) help reduce the risk associated with investing in individual stocks or in a specific industry sector, they do not provide protection against market risk. It's important to realize that both domestic and international stock markets can fluctuate significantly. Furthermore, investing internationally presents additional risk, including currency fluctuations, political instability, and foreign regulations. Because equity index funds are designed to track stock market performance in both directions, down as well as up, their values will fall and rise with the markets they seek to track.

We feel the most meaningful way for investors to think about their exposure to market risk is not on a fund by fund basis, but on the basis of their overall investment portfolio. One of the greatest risks of a bear market is the risk of selling at the bottom of a market downturn. It is for this reason that you should set your asset allocation strategy and total portfolio market exposure at an appropriate level for you -- one that can help you to "ride out" bear markets over the long term. When used as part of a long-term strategy, index funds offer an excellent way to achieve exposure to the equity markets; however, each individual investor has a different tolerance for risk and should have a portfolio with a risk profile that reflects the tolerance level.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
COMMON STOCK--98.3%
AUSTRALIA--2.2%
Australia & New Zealand Banking Group                        89,149        $  569
Broken Hill Proprietary Co., Ltd                            134,238         1,894
Coca Cola Amatil                                             33,396           382
Commonwealth Bank                                            68,251           741
Commonwealth Bank (Installment Receipts)                     15,149           113
National Australia Bank, Ltd.                                97,832         1,339
News Corp., Ltd                                             126,647           584
Western Mining Corp.                                         74,660           442
Westpac Banking Corp.                                       115,210           621
                                                                           ------
                                                                            6,685
                                                                           ------
BELGIUM--1.0%
Electrabel                                                    3,679           836
Electrabel, VVPR Strip                                          575             0
Fortis AG                                                     2,621           468
Fortis AG NPV VVPR Strip                                        201             0
Generale de Banque SA                                         1,073           445
Petrofina SA                                                  1,380           491
Societe Generale de Belgique                                  3,608           321
Tractebel Investor International Capital                        740           317
Tractebel VVPR Strip                                             51             0
                                                                           ------
                                                                            2,878
                                                                           ------
CANADA--3.5%
Alcan Aluminum Ltd.                                          17,347           589
Bank of Montreal, Quebec                                     18,984           689
Bank of Nova Scotia, Halifax                                 21,649           822
Barrick Gold Corp.                                           23,986           533
BCE Inc.                                                     23,981         1,123
Canadian Imperial Bank of Commerce                           30,819           708
Canadian Pacific Ltd.                                        23,326           570
Imperial Oil, Ltd                                            13,542           620
INCO Ltd.                                                     9,640           308
Noranda Inc.                                                  2,064            44
Northern Telecom, Ltd                                        16,250         1,175
Placer Dome Inc.                                             23,086           378
Royal Bank of Canada, Montreal, Quebec                       17,897           715
Seagram Co., Ltd                                             23,985           919
Thomson Corp.                                                38,664           805
Toronto-Dominion Bank                                        16,378           463
                                                                           ------
                                                                           10,461
                                                                           ------

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
DENMARK--0.6%
D/S 1912 Series B                                                14        $  444
D/S Svendborg Series B                                           10           454
Novo Nordisk A/S Series B                                     4,804           475
Tele Danmark A/S Series B                                     9,010           433
                                                                           ------
                                                                            1,806
                                                                           ------
FRANCE--7.2%
Air Liquide (Prime Fidelite) (Reg.)                           3,324           501
Alcatel Alsthom SA                                            9,645         1,072
AXA Groupe SA                                                24,192         1,488
Banque Nationale de Paris                                    11,928           509
Canal Plus                                                    1,550           280
Carrefour SA                                                  3,385         2,115
Cie Financiere de Paribas (Bearer)                            6,469           408
Cie Generale de Eaux                                          8,094         1,127
Compagnie de Saint-Gobain SA                                  5,914           792
Compagnie de Suez                                             9,166           445
Danone Groupe                                                 4,039           588
L'Air Liquide                                                 4,691           706
L'Oreal SA                                                    4,538         1,610
Lafarge Coppee SA                                             9,658           633
LVMH Moet-Hennessy Louis Vuitton                              8,050         1,965
Lyonnaise des Eaux-Dumez                                      3,340           302
Michelin (CDGE) Class B (Reg.)                                6,263           350
Peugeot Citroen                                               2,630           262
Pinault Printemps Redoute SA                                  1,635           688
Renault (Reg.)                                               16,799           398
Rhone-Poulenc SA A Shares                                    18,383           618
Sanofi                                                        7,098           663
Schneider SA                                                 10,122           571
Societe Generale                                              5,682           637
Societe Nationale Elf Aquitaine                              17,472         1,694
Compagnie Francaise des Petroles Class B                     15,048         1,248
                                                                           ------
                                                                           21,670
                                                                           ------
GERMANY--8.8%
BASF AG                                                      42,207         1,628
Bayer AG                                                     43,614         1,735
Bayerische Hypotheken & Wechsel Bank AG                      17,101           533
Bayerische Motoren Werke AG                                   1,452         1,189
Bayerische Vereinsbank AG                                    17,100           671
Commerzbank AG                                               24,380           654
Daimler Benz AG                                              35,544         2,639
Daimler Benz AG Rights Exp 13may97+                             523             0
Deutsche Bank AG                                             32,644         1,723
Dresdner Bank AG                                             27,494        $  880
Hoechst AG                                                   38,246         1,502

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Linde AG                                                        663           484
Lufthansa AG                                                 29,260           408
Mannesmann AG                                                 2,512           988
Metro AG                                                      5,638           547
Muenchener Rueckversicherung                                     21            35
Muenchener Rueckversicherung (Reg.)                           1,074         2,602
RWE AG                                                       22,847           950
SAP AG                                                        4,280           779
Siemens AG                                                   36,059         1,953
Thyssen AG                                                    2,308           503
Veba AG                                                      30,651         1,579
Vereinigte Elektrizitat Westfalen Series B                    1,506           432
VIAG AG                                                       1,629           724
VIAG AG (Rfd 1/1/96)+                                           277           122
Volkswagen AG                                                 1,944         1,236
                                                                           ------
                                                                           26,496
                                                                           ------
HONG KONG--4.0%
Cathay Pacific Airways                                      120,000           187
Cheung Kong Holdings                                        141,000         1,238
China Light & Power                                         138,900           626
CITIC Pacific                                               146,000           790
Hang Seng Bank Ltd                                          122,700         1,382
Henderson China                                                  40             0
Henderson Land Development Co.                              103,000           868
Hong Kong Electric Holdings Ltd.                            139,500           493
Hong Kong Telecommunications Ltd.                           742,698         1,275
Hutchison Whampoa Ltd                                       239,000         1,773
New World Development Co.                                   113,351           654
Sun Hung Kai Properties                                     150,500         1,632
Swire Pacific, Ltd. Class A                                 101,500           783
Wharf Holdings                                              124,000           469
                                                                           ------
                                                                           12,170
                                                                           ------
ITALY--2.3%
Assicurazioni Generali                                       54,762           916
Fiat Finance SPA                                            192,932           637
Fiat Finance SPA (Non-Convertible)                           54,789           100
First Bank San Paolo di Torino                                6,541            44
INA                                                         227,375           305
Seat SPA di Risp+                                            74,422            15
Seat SPA+                                                   236,668            72
STET                                                        236,668         1,119
STETdi Risp (Non-Convertible)                                74,422           276
Telecom Italia                                              446,371         1,174

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Telecom Italia (Non-Convertible)                            180,378         $ 389
Telecom Italia Mob                                          446,823         1,405
Telecom Italia Mob di Risp                                  223,802           414
                                                                            -----
                                                                            6,866
                                                                            -----
JAPAN--25.5%
Ajinomoto Co., Inc.                                          29,000           265
All Nippon Airways Co., Ltd.                                 57,000           336
Asahi Bank                                                   92,000           563
Asahi Chemical Industry Co.                                  47,000           274
Asahi Glass Co., Ltd.                                        48,000           435
Bank of Tokyo--Mitsubishi, Ltd.                             211,500         3,349
Bank of Yokohama                                             49,000           200
Bridgestone Corp.                                            33,000           702
Canon Inc.                                                   36,000           854
Chiba Bank                                                   34,000           182
Chubu Electric Power Co.                                     31,100           507
Chugoku Electric Power Co., Inc.                             16,300           261
Dai Nippon Printing Co.                                      31,000           559
Dai-Ichi Kangyo Bank, Ltd.                                  132,000         1,445
Daiei Inc.                                                   27,000           129
Daiwa Bank                                                   56,000           181
Daiwa House Industries Co.                                   14,000           157
Daiwa Securities Co.                                         55,000           366
DDI Corp                                                        118           784
East Japan Railway Co.                                          373         1,613
Eisai Co.                                                       250             4
Fanuc                                                        12,100           413
Fuji Bank, Ltd.                                             129,000         1,453
Fuji Photo Film Co.                                          25,000           955
Fujitsu Ltd.                                                 78,000           811
Gunma Bank                                                   12,000            91
Hachijuni Bank                                               17,000           153
Hitachi Ltd.                                                141,000         1,277
Honda Motor Co., Ltd.                                        41,000         1,273
Industrial Bank of Japan, Ltd.                              123,680         1,315
Ishikawajima-Harima Heavy Industries                         60,000           224
Isuzu Motors Ltd.                                            45,000           169
Ito-Yokado Co., Ltd.                                         22,000         1,056
Itochu Corp.                                                 49,000           232
Japan Airlines Co., Ltd.                                     72,000           286
Japan Telecom Co.                                                24           391
Japan Tobacco Inc.                                              115           733
Joyo Bank                                                    23,000           104
Joyo Bank (New)+                                              2,100            10
Jusco Co.                                                    15,000           461
Kajima Corp.                                                 39,000           178

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Kansai Electric Power Co.                                    41,300         $ 722
Kao Corp.                                                    28,000           326
Kawasaki Heavy Industries                                    62,000           245
Kawasaki Steel Co.                                          126,000           372
Kinki Nippon Railway Co.                                     64,830           360
Kirin Brewery Co., Ltd                                       46,000           399
Kobe Steel                                                  121,000           220
Kokusai Denki                                                 6,500           341
Komatsu Ltd.                                                 43,000           314
Kubota Corp.                                                 48,000           222
Kyocera Corp.                                                 9,000           539
Kyushu Electric Power Co.                                    22,700           372
Long-Term Credit Bank of Japan                               97,000           261
Marubeni Corp.                                               40,000           148
Marui Co.                                                    17,000           280
Matsushita Electric Industrial Co., Ltd.                     91,000         1,455
Matsushita Electric Works                                    33,000           335
Mazda Motor Corp.                                            56,000           157
Mitsubishi Chemical Corp.                                    72,000           242
Mitsubishi Corp.                                             65,000           609
Mitsubishi Electric Corp.                                    90,000           493
Mitsubishi Estate Co.                                        53,000           668
Mitsubishi Heavy Industries                                 141,000           931
Mitsubishi Materials Co.                                     57,000           213
Mitsubishi Motors                                            40,000           277
Mitsubishi Trust & Banking Corp.                             52,000           557
Mitsui & Co.                                                 65,000           496
Mitsui Trust & Banking Co.                                   50,000           285
Murata Manufacturing Co.                                     12,000           442
NEC Corp.                                                    64,000           782
New Oji Paper Co.                                            18,000            91
Nikko Securities Co.                                         59,000           329
Nintendo Co., Ltd.                                            7,600           556
Nippon Credit Bank                                           80,000           145
Nippon Express Co.                                           36,000           248
Nippon Oil Co.                                               53,000           250
Nippon Paper Industries Co.                                  45,000           207
Nippon Steel Corp.                                          278,000           793
Nippon Telegraph & Telephone Corp.                              757         5,339
Nippon Yusen Kabushiki Kaisha                                35,000           127
Nippondenso Co.                                              41,000           933
Nissan Motor Co., Ltd.                                      102,000           600
NKK Corp.                                                   112,000           242
Nomura Securities Co., Ltd.                                  85,000           951
NTT Data Corp.                                                   11           322
Obayashi Corp.                                               21,000           107
Odakyu Electric Railway Co.                                     510             3
Osaka Gas Co.                                               105,000           251

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Ricoh Co., Ltd.                                              30,000        $  357
Rohm Co.                                                      6,000           465
Sakura Bank                                                 145,000           766
Sankyo Co.                                                   22,000           589
Sanwa Bank                                                  122,000         1,307
Sanyo Electric Co., Ltd.                                     68,000           262
Secom Co.                                                     7,000           416
Seibu Railway Co.                                            21,000         1,009
Sekisui Chemical Co.                                         24,000           231
Sekisui House                                                30,000           267
Seven-Eleven Japan Co.                                       22,500         1,427
Sharp Co.                                                    47,000           611
Shikoku Electric Power Co.                                    8,200           124
Shimizu Corp.                                                34,000           162
Shin-Etsu Chemical Co.                                       15,700           317
Shizuoka Bank                                                30,000           267
Sony Corp.                                                   18,200         1,325
Sumitomo Bank                                               147,000         1,679
Sumitomo Chemical Co.                                        71,000           294
Sumitomo Corp.                                               45,000           303
Sumitomo Electric Industries                                 31,000           420
Sumitomo Marine & Fire Insurance Co.                         31,000           191
Sumitomo Metal Industries                                   103,000           256
Sumitomo Trust & Banking Co.                                 51,000           422
Suzuki Motor Corp.                                           13,000           138
Taisei Corp.                                                 44,000           161
Taisho Pharmaceutical Co.                                    17,000           421
Takeda Chemical Industries                                   37,000           854
TDK Corp.                                                     8,000           577
Tobu Railway Co.                                             21,000            89
Tohoku Electric Power Co.                                    18,600           286
Tokai Bank                                                   80,000           596
Tokio Marine & Fire Insurance Co.                            64,000           625
Tokyo Electric Power Co., Inc.                               58,700         1,040
Tokyo Gas Co.                                                95,000           227
Tokyu Corp.                                                  48,000           252
Tonen Corp.                                                  27,000           253
Toppan Printing Co.                                          31,000           401
Toray Industries Inc.                                        60,000           373
Toshiba Corp.                                               137,000           768
Tostem Corp.                                                 11,000           258
Toyo Seikan                                                  13,200           242
Toyo Trust & Banking Co.                                     34,000           227
Toyoda Automatic Loom                                         8,000           144
Toyota Motor Corp.                                          179,000         5,189
Yamaichi Securities Co.                                      50,000           131

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Yamanouchi Pharmaceutical Co.                                15,000        $  320
Yasuda Fire & Marine Insurance Co.                           24,000           111
Yasuda Trust & Banking Co.                                   33,000            77
                                                                           ------
                                                                           76,535
                                                                           ------
NETHERLANDS--6.7%
ABN-Amro Holding NV                                          20,632         1,418
Aegon NV                                                     17,693         1,253
Akzo Nobel NV                                                 4,896           631
Dordtsche Petrol                                              2,417           458
Elsevier NV                                                  44,195           708
Fortis Amev NV CVA                                            1,019            38
Heineken NV                                                   3,581           600
ING Groep NV, CVA                                            49,986         1,963
Koninklijke Ahold NV                                         10,518           718
Koninklijke PTT Nederland                                    30,120         1,070
Philips Electronics NV                                       22,367         1,168
PolyGram NV                                                  11,954           586
Royal Dutch Petroleum Co. (Bearer)                           35,529         6,349
SGS-Thomson Microelectronics NV+                              8,849           682
Unilever NV, CVA                                             10,475         2,037
Wolters Kluwer NV CVA                                         4,643           550
                                                                           ------
                                                                           20,229
                                                                           ------
SINGAPORE--1.6%
City Developments                                            52,000           420
Hong Kong Land Holdings                                     270,176           562
Jardine Matheson Holdings Ltd.                                1,052             6
Oversea-Chinese Banking Corp., Ltd. (alien
  market)                                                    63,839           745
Singapore Airlines Ltd. (alien market)                       86,000           760
Singapore Telecommunications                              1,022,000         1,723
United Overseas Bank (alien market)                          58,600           551
                                                                           ------
                                                                            4,767
                                                                           ------
SPAIN--2.3%
Argentaria Corp.                                              9,106           406
Banco de Bilbao--Vizcaya SA (Reg.)                           15,697         1,056
Banco de Santander SA (Reg.)                                  9,946           748
Empresa Nacional de Electricidad                             17,558         1,227
Gas Natural SDG SA                                            2,490           529
Iberdrola SA                                                 57,259           646
Repsol, SA                                                   19,011           797
Telefonica Internacional de Espana, SA                       62,733         1,608
                                                                           ------
                                                                            7,017
                                                                           ------

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
SWEDEN--2.0%
ABB AB Series A                                              40,230       $   490
ABB AB Series B                                              10,040           122
Astra AB Series A                                            34,071         1,394
Astra AB Series B                                             7,658           304
L.M. Ericsson Telephone Series B                             77,301         2,444
Sandvik AB Series A                                          10,501           259
Sandvik AB Series B                                           4,349           107
Swedish Match Company                                        27,533            90
Volvo AB Series A                                             6,441           162
Volvo AB Series B                                            22,969           578
                                                                           ------
                                                                            5,950
                                                                           ------
SWITZERLAND--7.6%
ABB AG                                                          505           612
ABB AG (Reg.)                                                   259            60
Cie Financiere Richemont Series A (Bearer)                      372           539
CS Holding (Reg.)                                            15,477         1,743
Holderbank Financiere Glaris (Bearer)                            17            13
Holderbank Financiere Glaris (Reg.)                              82            13
Nestle SA (Reg.)                                              2,773         3,367
Novartis AG (Bearer)                                            913         1,203
Novartis AG (Reg.)                                            4,319         5,690
Roche Group Holding AG                                          495         4,181
Roche Group Holding AG (Bearer)                                 105         1,254
Schweizerische Bankgesellschaft (Bearer)                      1,363         1,290
Schweizerische Bankgesellschaft (Reg.)                        1,394           265
Schweizerische Bankverein (Reg.)                              5,192         1,134
Winterthur (Reg.)                                               775           556
Zurich Versicherung (Reg.)                                    3,109         1,021
                                                                           ------
                                                                           22,941
                                                                           ------
UNITED KINGDOM--23.0%
Abbey National                                               84,072         1,172
Allied-Lyons PLC                                             74,694           527
Asda Group                                                    7,862            15
Associated British Foods                                     64,007           552
BAA PLC                                                      70,714           586
Barclays PLC                                                106,143         1,973
Bass PLC                                                     58,366           753
BAT Industries PLC                                          206,852         1,740
BG PLC                                                      276,262           797
BOC Group PLC                                                34,233           524
Boots Co.                                                    64,382           724
British Aerospace                                            27,694           588
British Airways                                              68,083           778
British Petroleum Co.                                       391,868         4,497
British Sky Broadcast                                       115,063         1,063

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
British Steel                                               139,865       $   315
British Telecommunications                                  408,446         2,992
BTR PLC                                                     255,071         1,042
Cable & Wireless                                            169,353         1,304
Cadbury Schweppes                                            68,513           569
Centrica PLC+                                               241,400           221
Commercial Union Assurance Co.                               39,457           435
EMI Group                                                    28,201           560
Energy Group+                                                28,907           229
General Electric Co.                                        173,285         1,029
GKN                                                          23,403           361
Glaxo Wellcome PLC                                          242,851         4,774
Granada Group                                                41,746           603
Grand Metropolitan, Inc                                     138,756         1,158
Great Universal Stores                                       64,838           673
Guinness                                                    124,259         1,027
Hanson Industries+                                           42,611           207
HSBC Holdings                                                56,280         1,477
HSBC Holdings (Hong Kong)                                   120,541         3,036
Imperial Chemical Industries                                 46,630           530
Imperial Tobacco+                                            33,172           217
J. Sainsbury PLC                                            122,221           656
Kingfisher                                                   47,394           513
Legal & General Group                                        78,007           523
Lloyds TSB Group PLC                                        389,211         3,551
Marks & Spencer PLC                                         176,607         1,400
National Power Development                                   68,681           592
National Westminster Bancorp                                119,959         1,419
Pearson, Inc.                                                39,203           452
Peninsular & Oriental Steam Navigation                           23             0
Powergen                                                     44,045           461
Prudential Corp.                                            127,462         1,237
Rank Group                                                  102,265           704
Reed International                                           36,696           676
Rentokil Group                                               64,344           421
Reuters Holdings PLC                                        109,468         1,125
Royal Bank of Scotland PLC                                   57,823           545
RTZ Corp. PLC (Reg.)                                         69,242         1,100
Safeway PLC                                                  66,762           370
Scot & Newcastle                                             42,611           461
Scottish Power                                               13,824            84
Shell Transport & Trading Co. (Reg.)                        226,143         3,999
Siebe PLC                                                    28,123           416
Smithkline Beecham PLC (New)                                172,236         2,768
Standard Chartered PLC                                       64,712           975
Tesco PLC                                                   140,132           813
Thorn EMI                                                    23,982            66
Tomkins PLC                                                      12             0

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
April 30, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
Unilever PLC                                                 53,279      $   1,400
United News & Media PLC                                       1,488            18
Vendome Lux Group SA (units)                                 47,926           397
Vodafone Group PLC                                          203,835           912
Whitbread PLC                                                30,836           385
Zeneca Group                                                 60,471         1,834
                                                                          -------
                                                                           69,321
                                                                          -------
TOTAL COMMON STOCK
  (Cost $255,255)                                                         295,792
                                                                          -------
PREFERRED STOCK--0.6%
AUSTRALIA--0.1%
News Corporation (Limited Voting Shares)                     69,780           266
                                                                          -------
GERMANY--0.5%
Metro AG (Non-Voting)                                           186            13
Metro AG (Non-Voting) Series 2                                    6             0
RWE AG (Non-Voting)                                          20,391           686
SAP AG (Non-Voting)                                           2,336           430
Volkswagen AG (Non-Voting)                                      422           209
                                                                          -------
                                                                            1,338
                                                                          -------
ITALY--0.0%

Fiat Finance SPA                                             56,770            98
                                                                            -----
TOTAL PREFERRED STOCK
  (Cost $1,280)                                                             1,702
                                                                          -------
WARRANTS--0.0%
BELGIUM--0.0%
Generale de Banque (expire 11/15/99)+                           600             6
                                                                          -------
FRANCE--0.0%
AXA UAP CVG (expire 01/07/99)+                                5,916            27
                                                                          -------
SWITZERLAND--0.0%
Schweizerische Bankverein (expire 6/30/2000)+                   425             2
                                                                          -------
UNITED KINGDOM--0.0%
BTR (expire 11/26/98)+                                        4,019             0
                                                                             ----
TOTAL WARRANTS
  (Cost $3)                                                                    35
                                                                             ----

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------      --------
CASH EQUIVALENTS--0.4%
MSTC Cash Reserve Liquid Asset Fund*
  5.33%, 05/07/97                                             1,244      $  1,244
                                                                          -------
TOTAL CASH EQUIVALENTS
  (Cost $1,244)                                                             1,244
                                                                          -------
TOTAL INVESTMENTS--99.3%
  (Cost $257,782)                                                         298,773
OTHER ASSETS AND LIABILITIES--0.7%
  Other Assets                                                              2,589
  Liabilities                                                                (542)
                                                                          -------
                                                                            2,047
                                                                          -------
NET ASSETS--100.0% (see Note 7)
Applicable to 24,075,070 outstanding $0.00001
  par value shares (unlimited shares
  authorized)                                                            $300,820
                                                                          =======
NET ASSET VALUE PER SHARE                                                  $12.50
                                                                            =====

---------------
+ Non-Income Producing Security.
* Interest rate represents the yield on report date.

See accompanying Notes to Financial Statements.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Six months ended April 30, 1997 (Unaudited)

Investment income:
  Dividends (net of foreign taxes withheld of $317)           $  2,108
  Interest                                                          49
                                                              --------
    Total investment income                                      2,157
                                                              --------
Expenses:
  Investment advisory and administration fee                       907
  Transfer agency and shareholder service fees                     326
  Custodian fees                                                   142
  Portfolio accounting fees                                          9
  Professional fees                                                 37
  Registration fees                                                 19
  Shareholder reports                                               31
  Trustees' fees                                                     9
  Amortization of deferred organization costs                       12
  Insurance and other expenses                                       3
                                                              --------
                                                                 1,495
Less expenses reduced (see Note 4)                                (650)
                                                              --------
    Total expenses incurred by Fund                                845
                                                              --------
Net investment income                                            1,312
                                                              --------
Net realized gain (loss) on investments and foreign currency transactions:
  Net realized gain from changes in market value                   233
  Net realized loss from changes in foreign exchange rates         (51)
                                                              --------
  Net realized gain on investments sold                            182
  Net realized loss on foreign currency transactions               (68)
                                                              --------
  Net realized gain on investments sold and foreign currency
    transactions                                                   114
                                                              --------
Change in net unrealized gain (loss) on investments and
  foreign currency translation:
  Net unrealized gain from changes in market value              26,547
  Net unrealized loss from changes in foreign exchange rates   (18,139)
                                                              --------
  Net unrealized gain on investments                             8,408
  Net unrealized loss on translating assets and liabilities
    into the reporting currency                                    (53)
                                                              --------
  Net unrealized gain on investments and foreign currency
    translation                                                  8,355
                                                              --------
Net gain on investments                                          8,469
                                                              --------
Increase in net assets resulting from operations              $  9,781
                                                              ========

See accompanying Notes to Financial Statements.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                 Six months
                                                   ended
                                               April 30, 1997        Year ended
                                                (Unaudited)       October 31, 1996
                                               --------------     ----------------
Operations:
  Net investment income                           $  1,312            $  3,349
  Net realized gain (loss) on investments
    sold and foreign currency transactions             114              (1,781)
  Net unrealized gain on investments and
    foreign currency translation                     8,355              20,098
                                                  --------             -------
  Increase in net assets resulting from
    operations                                       9,781              21,666
                                                  --------             -------
Dividends to shareholders from net investment
  income                                            (3,464)             (2,089)
                                                  --------             -------
Capital Share Transactions:
  Proceeds from shares sold                         83,590             100,434
  Net asset value of shares issued in
    reinvestment of dividends                        3,084               1,809
  Early withdrawal fees                                 25                  54
  Less payments for shares redeemed                (38,974)            (54,708)
                                                  --------             -------
  Increase in net assets from capital share
    transactions                                    47,725              47,589
                                                  --------             -------
Total increase in net assets                        54,042              67,166
Net Assets:
  Beginning of period                              246,778             179,612
                                                  --------             -------
  End of period (including undistributed net
    investment income of $1,140 and $3,292,
    respectively)                                 $300,820            $246,778
                                                  ========             =======
Number of Fund shares:
  Sold                                               6,810               8,493
  Reinvested                                           250                 155
  Redeemed                                          (3,166)             (4,605)
                                                  --------             -------
  Net increase in shares outstanding                 3,894               4,043
Shares outstanding:
  Beginning of period                               20,181              16,138
                                                  --------             -------
  End of period                                     24,075              20,181
                                                  ========             =======

See accompanying Notes to Financial Statements.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended April 30, 1997 (Unaudited)
1. DESCRIPTION OF THE FUND

The Schwab International Index Fund(R) (the "Fund") is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab Small-Cap Index Fund(R), Schwab Asset Director(R) -- High Growth Fund, Schwab Asset
Director -- Balanced Growth Fund, Schwab Asset Director -- Conservative Growth Fund, Schwab S&P 500 Fund, Schwab Analytics Fund(TM), Schwab OneSource Portfolios -- International, Schwab OneSource Portfolios -- Growth Allocation and Schwab OneSource Portfolios -- Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and unlisted securities are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

------------------------------------------------------------------------------

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is accrued on a daily basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on April 30, 1997. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

Deferred organization costs -- Costs incurred in connection with the organization of the Fund are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At April 30, 1997 (for financial reporting and federal income tax purposes), net unrealized gain aggregated $40,991,000, of which $66,790,000 related to appreciated securities and $25,799,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.70% of the first $300 million of average daily net assets and 0.60% of such assets over $300 million. The Investment Manager has reduced a portion of its fee for the six months ended April 30, 1997 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced a portion of its fee for the six months ended April 30, 1997 (see Note
4).

------------------------------------------------------------------------------

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended April 30, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $9,000 related to the Trust's unaffiliated trustees.

Other affiliate parties and transactions -- As of April 30, 1997, 8%, 5% and 1% of the outstanding shares of the Fund were owned by Schwab Asset
Director(R) -- High Growth Fund, Schwab Asset Director(R) -- Balanced Growth Fund, Schwab Asset Director(R) -- Conservative Growth Fund, respectively.

Interfund transactions -- During the period ended April 30, 1997, the Fund engaged in purchase transactions with funds that have a common investment advisor, common trustees, and common officers. These purchase transactions, made at current market value pursuant to Rule 17a-7 under the Act, were $42,665,000.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the six months ended April 30, 1997, the total of such fees reduced by the Investment Manager and Schwab was $497,000 and $153,000, respectively (see Note 8).

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $52,772 and $7,133, respectively, during the six months ended April 30, 1997.

6. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a 0.75% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the six months ended April 30, 1997, total early withdrawal fees retained by the Fund amounted to $25,000.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

7. COMPOSITION OF NET ASSETS

At April 30, 1997, net assets consisted of (in thousands):

Paid-in-capital                                        $260,831
Undistributed net investment income                       1,140
Accumulated net realized loss on investments sold and
  foreign currency transactions                          (2,103)
Net unrealized gain on investments and [translating
  assets and liabilities into the reporting currency]    40,952
                                                       --------
  Total                                                $300,820
                                                       ========

At April 30, 1997, the Fund's Statement of Net Assets included: $164,000 payable for Fund shares redeemed, $20,000 payable for transfer agent fees, $15,000 payable for investment advisory and administration fee and $171,000 receivable for Fund shares sold.

------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                             Six months
                                               ended                                      Period
                                             April 30,                                     ended
                                                1997      Year ended October 31,        October 31,
                                            (Unaudited)     1996      1995      1994      1993++
                                            ------------  --------  --------  --------  -----------
Net asset value at beginning of period        $  12.23    $  11.13  $  10.89  $  10.15   $   10.00
Income from investment operations
-----------------------
 Net investment income                            0.05        0.16      0.14      0.11        0.03
 Net realized and unrealized gain on
   investments
   and foreign currency transactions              0.39        1.07      0.22      0.69        0.12
                                              --------    --------  --------  --------    --------
 Total from investment operations                 0.44        1.23      0.36      0.80        0.15
Less distributions
------------
 Dividends from net investment income            (0.17)      (0.13)    (0.12)    (0.04)         --
 Distributions from realized gain on
   investments                                      --          --        --     (0.02)         --
                                              --------    --------  --------  --------    --------
 Total distributions                             (0.17)      (0.13)    (0.12)    (0.06)         --
                                              --------    --------  --------  --------    --------
Net asset value at end of period              $  12.50    $  12.23  $  11.13  $  10.89   $   10.15
                                              ========    ========  ========  ========    ========
Total return (not annualized)                     3.61%      11.07%     3.35%     7.89%       1.50%
-------
Ratios/Supplemental data
------------------
 Net assets, end of period (000s)             $300,820    $246,778  $179,612  $142,355   $ 106,085
 Ratio of expenses to average net assets+         0.65%*      0.69%     0.85%     0.90%       0.60%*
 Ratio of net investment income to average
   net assets+                                    1.01%*      1.50%     1.45%     1.14%       2.15%*
 Portfolio turnover rate                             3%          6%        0%        6%          2%
 Average commission rate                      $   0.04    $   0.01        --        --          --

---------------

 + The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets         1.15%*      1.17%     1.22%     1.30%       2.10%*
  Ratio of net investment income to average
    net assets                                    0.51%*      1.02%     1.08%     0.74%       0.65%*

 *  Annualized
 ++ For the period September 9, 1993 (commencement of operations) to October 31, 1993.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) -- High Growth Fund
                  Schwab Asset Director -- Balanced Growth Fund
                Schwab Asset Director -- Conservative Growth Fund Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                                SCHWAB BOND FUNDS

        Schwab Government Bond Funds -- Long-Term and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds -- Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.


*Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                                 ==============
                                                                    BULK RATE
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 CHARLES SCHWAB
                                                                 ==============


SCHWABFUNDS
FAMILY(R)
101 Montgomery Street
San Francisco, California 94104


INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4728R(5/97) CRS 20064 Printed on recycled paper.